Note 16 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Net income (loss) (in thousands)	$12,113	$6,127	$(5,039)

Weighted average shares outstanding (in thousands) – basic	1,418,541	1,348,899	1,316,032

Effect of dilutive securities:
Options and RSUs (in thousands)	137,489	87,309	-

Weighted average shares outstanding (in thousands) – diluted	1,556,030	1,436,208	1,316,032

Earnings (loss) per share
Basic	$0.01	$-	$-
Diluted	$0.01	$-	$-

Earnings (loss) per ADS
Basic	$0.43	$0.23	$(0.19)
Diluted	$0.39	$0.21	$(0.19)